Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$298,553,349.95	0.7463834	$264,514,833.05	0.6612871	$34,038,516.90
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$911,203,349.95	0.7285838	$877,164,833.05	0.7013672	$34,038,516.90

Weighted Avg. Coupon (WAC)	3.16%		3.16%
Weighted Avg. Remaining Maturity (WARM)	48.25		47.29
Pool Receivables Balance	$958,699,716.45		$923,483,003.32
Remaining Number of Receivables	62,830		61,835

Adjusted Pool Balance	$930,105,045.14		$896,066,528.24

III. COLLECTIONS

Principal:
Principal Collections	$33,978,282.37
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$770,615.95
Total Principal Collections	$34,748,898.32

Interest:
Interest Collections	$2,547,602.33
Late Fees & Other Charges	$56,406.97
Interest on Repurchase Principal	$-
Total Interest Collections	$2,604,009.30

Collection Account Interest	$4,015.62
Reserve Account Interest	$399.42
Servicer Advances	$-

Total Collections	$37,357,322.66

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$37,357,322.66
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$37,357,322.66

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$798,916.43		$798,916.43	$798,916.43
Collection Account Interest					$4,015.62
Late Fees & Other Charges					$56,406.97
Total due to Servicer					$859,339.02

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$169,180.23		$169,180.23
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$665,576.15		$665,576.15	$665,576.15

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$35,679,569.49

9. Regular Principal Distribution Amount:					$34,038,516.90

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$34,038,516.90
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$34,038,516.90		$34,038,516.90
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$34,038,516.90		$34,038,516.90

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,641,052.59

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$28,594,671.31
Beginning Period Amount	$28,594,671.31
Current Period Amortization	$1,178,196.24
Ending Period Required Amount	$27,416,475.08
Ending Period Amount	$27,416,475.08
Next Distribution Date Required Amount	$26,262,794.29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.03%	2.11%	2.11%

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	10
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.08%	61,264	98.76%	$912,055,310.42
30 - 60 Days	0.70%	432	0.94%	$8,635,810.56
61 - 90 Days	0.18%	109	0.24%	$2,236,186.86
91 + Days	0.05%	30	0.06%	$555,695.48
		61,835		$923,483,003.32
Total
Delinquent Receivables 61 + days past due	0.22%	139	0.30%	$2,791,882.34
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	119	0.25%	$2,405,481.08
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	125	0.26%	$2,538,556.50
Three-Month Average Delinquency Ratio	0.20%		0.27%

Repossession in Current Period		31		$660,848.63
Repossession Inventory		91		$456,437.41

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,238,430.76
Recoveries				$(770,615.95)
Net Charge-offs for Current Period				$467,814.81

Beginning Pool Balance for Current Period				$958,699,716.45

Net Loss Ratio				0.59%
Net Loss Ratio for 1st Preceding Collection Period				0.81%
Net Loss Ratio for 2nd Preceding Collection Period				1.15%
Three-Month Average Net Loss Ratio for Current Period				0.85%

Cumulative Net Losses for All Periods				$5,500,278.32
Cumulative Net Losses as a % of Initial Pool Balance				0.42%

Principal Balance of Extensions				$3,933,139.92
Number of Extensions				186